OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
Other accounts receivable and prepaid expenses consisted of the following at December 31, 2023 and 2022, respectively:

	December 31, 2023	December 31, 2022
Government authorities	$1,369	$2,302
Prepaid expenses	3,181	5,008
Advances to suppliers	2,124	4,150
Other receivables	285	434
Total	$6,959	$11,894